Income Taxes - Movement in Net Deferred Tax Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	$ 1,049	$ 887
Acquisitions (disposals) through business combinations	(67)	(48)
Charged to statement of operations	371	254
Charged to other comprehensive income	(112)	(51)
Charged to equity, other than other comprehensive income	(1)	9
Foreign exchange rate movements and Other	11	(2)
Ending balance, deferred tax assets	1,251	1,049
Investments
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	(1,040)	(746)
Acquisitions (disposals) through business combinations	0	0
Charged to statement of operations	(149)	(263)
Charged to other comprehensive income	(54)	(52)
Charged to equity, other than other comprehensive income	0	0
Foreign exchange rate movements and Other	3	21
Ending balance, deferred tax assets	(1,240)	(1,040)
Policy liabilities
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	1,121	737
Acquisitions (disposals) through business combinations	0	0
Charged to statement of operations	494	406
Charged to other comprehensive income	0	(9)
Charged to equity, other than other comprehensive income	0	0
Foreign exchange rate movements and Other	6	(13)
Ending balance, deferred tax assets	1,621	1,121
Deferred acquisition costs
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	83	96
Acquisitions (disposals) through business combinations	0	0
Charged to statement of operations	0	(9)
Charged to other comprehensive income	0	0
Charged to equity, other than other comprehensive income	0	0
Foreign exchange rate movements and Other	(1)	(4)
Ending balance, deferred tax assets	82	83
Losses available for carry forward
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	697	648
Acquisitions (disposals) through business combinations	0	0
Charged to statement of operations	62	63
Charged to other comprehensive income	(50)	(10)
Charged to equity, other than other comprehensive income	(1)	0
Foreign exchange rate movements and Other	0	(4)
Ending balance, deferred tax assets	708	697
Pension and other employee benefits
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	338	319
Acquisitions (disposals) through business combinations	0	0
Charged to statement of operations	(5)	7
Charged to other comprehensive income	(8)	21
Charged to equity, other than other comprehensive income	0	0
Foreign exchange rate movements and Other	(3)	(9)
Ending balance, deferred tax assets	322	338
Other
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	(150)	(167)
Acquisitions (disposals) through business combinations	(67)	(48)
Charged to statement of operations	(31)	50
Charged to other comprehensive income	0	(1)
Charged to equity, other than other comprehensive income	0	9
Foreign exchange rate movements and Other	6	7
Ending balance, deferred tax assets	$ (242)	$ (150)